Long-Term Debt - Additional Information - Other (Detail)			12 Months Ended
	Jan. 31, 2018	Jan. 26, 2018 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021	May 31, 2019 USD ($)
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate, at Point in Time			5.00%	5.30%
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months			$ 21,200,000
Revolving Credit Facilities due through December 2024
Debt Instrument [Line Items]
Percentage of debt			5.00%
Transportation Equipment | Revolving Credit Facilities due through December 2024
Debt Instrument [Line Items]
Vessel market value to loan minimum required ratio			125.00%
Minimum
Debt Instrument [Line Items]
Revolving credit lines maturity period (in months)			6 months
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Debt instrument, principal amount					$ 250,000,000
Debt Instrument, Redemption Price, Percentage			102.313%
Convertible Debt [Member] | Per $1,000 principal amount
Debt Instrument [Line Items]
Conversion rate		85.4701
Teekay Parent | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount		$ 125,000,000
Conversion price (in dollars per share) | $ / shares		$ 11.70
Premium on concurrent common stock offering price (as a percentage)	20.00%
Sale of stock (in dollars per share) | $ / shares		$ 9.75
Teekay Tankers
Debt Instrument [Line Items]
Minimum level of free cash be maintained as per loan agreements			$ 35,000,000